Earnings (loss) per share (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator :
Numerator for basic (loss)/earnings per share from continuing operations	(572,098)	1,775,181	(196,914)
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	167,101,076	162,900,657	161,643,312
Denominator for diluted earnings per share (in shares)	167,101,076	171,116,684	161,643,312
Basic (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.90	(1.22)
Diluted (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.72	(1.22)
Basic (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02
Diluted (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02
Number of shares loaned		6,562,760
Anti-dilutive securities	7,875,966		9,400,229
Continuing operations
Numerator :
Numerator for basic (loss)/earnings per share from continuing operations	(572,098)	1,775,181	(196,914)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes		(70,458)
Foreign exchange gain on convertible notes		(33,021)
Accretion of non-cash interest charge on convertible notes		95,547
Amortization of deferred issuance cost in relation to convertible notes		28,368
Interest expense of convertible notes		67,876
Capitalized interest		(28,626)
Numerator for diluted (loss)/earnings per share from continuing operations	(572,098)	1,834,867	(196,914)
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	167,101,076	162,900,657	161,643,312
Dilutive effect of share options and RSUs		728,804
Dilutive effect of convertible notes (in shares)		7,487,223
Denominator for diluted earnings per share (in shares)	167,101,076	171,116,684	161,643,312
Basic (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.90	(1.22)
Diluted (loss)/earnings per share from continuing operations (in CNY per share)	(3.42)	10.72	(1.22)
Discontinued Operations
Numerator :
Numerator for basin and diluted (loss)/earnings per share from discontinued operations	7,753	(19,830)	3,415
Denominator:
Basic (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02
Diluted (loss)/earnings per share from discontinued operations	0.04	(0.12)	0.02